Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stock Options and Warrants [Abstract]
Weighted-average grant date assumptions used to estimate the fair value of options and stock appreciation rights granted
June 30, 2015

Expected volatility	100-146%
Dividend yield	0.00%
Risk-free interest rate	1.10–2.15%
Expected life (in years)	3.0-6.8

December 31, 2014
Expected volatility	71–185%
Dividend yield	0.00%
Risk-free interest rate	1.55–1.70%
Expected life (in years)	4.5–8.2

Stock-based award activity

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Options	Shares	Price	Life	Value
Balance, December 31, 2014	267,257	$15.00	6.51	47,000
Forfeited during 2015	(20,996)	17.00	—	—
Granted during 2015	39,240	8.76	—	—
Balance, June 30, 2015	285,501	$14.10	6.39	$—
Exercisable on June 30, 2015	100,664	$17.55	4.88	$—

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Options	Shares	Price	Life	Value
Balance, December 31, 2013	178,200	$64.45	6.30	—
Forfeited during 2014	(30,648)	24.00	—	—
Cancelled during 2014	(172,200)	64.50	—	—
Reissued during 2014	172,200	17.50	—	—
Granted during 2014	119,706	12.50	—	—
Balance, December 31, 2014	267,258	$15.00	6.51	$47,000
Exercisable on December 31, 2014	72,890	$18.50	5.53	$2,000

Information about stock options outstanding and exercisable
	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
	Number	Remaining	Average	Number	Average
Exercise	of	Contractual	Exercise	of	Exercise
Prices	Shares	Life	Price	Shares	Price
		(In years)
$0–$10.00	95,864	$8.34	$7.80	10,724	$7.74
$10.01–$15.00	34,942	8.37	$12.50	1,500	$12.50
$15.01–$20.00	132,126	4.61	$17.50	69,712	$17.50
$20.01–$25.00	22,569	5.47	$23.47	18,728	$23.77

	285,501	$6.39	$14.10	100,664	$17.55

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
	Number	Remaining	Average	Number	Average
Exercise	of	Contractual	Exercise	of	Exercise
Prices	Shares	Life	Price	Shares	Price
		(In years)
$7.50–$12.50	93,500	8.50	$9.50	—	$—
$12.51–$25.00	173,758	5.44	$18.50	72,890	$18.50
Total	267,258	6.51	$15.00	72,890	$18.50

Restricted stock activity
		Weighted-
		Average
		Grant
	Shares	Price
Unvested Balance, December 31, 2014	15,720	$0.05
Repurchase of unvested restricted shares	—	0.05
Vested	(7,654)	$0.05
Unvested Balance, June 30, 2015	8,066	$0.05

		Weighted-
		Average
		Grant
	Shares	Price
Balance, December 31, 2013	33,540	$0.05
Repurchase of unvested restricted shares	(1,840)	$—
Vested, year ended December 31, 2014	(15,980)	$—
Unvested balance, December 31, 2014	15,720	$0.05

Schedule of stock based compensation expense
	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Research and development	$143,000	$710,000	$295,000	$994,000
General and administrative	222,000	868,000	446,000	1,375,000
	$365,000	$1,578,000	$741,000	$2,369,000

	Year ended December 31
	2014	2013
Research and development	$1,435,000	$737,000
General and administrative	2,025,000	992,000
Total	$3,460,000	$1,729,000

Reconciliation of warrant activity
Balance outstanding at December 31, 2014	195,681	$26.94
Exchanged for Common Stock	(81,942)	5.50
Issued for Senior Notes and Services	225,304	12.50
Balance outstanding at June 30, 2015	339,043	$17.81

	Warrants Outstanding
	Number of Warrants	Weighted- Average Exercise Price per Share
Balance outstanding at January 1, 2014	12,623	$39.88
Warrants issued	183,063	26.04
Warrants exercised	—	—
Balance outstanding at December 31, 2014	195,686	$26.94
Warrants exercisable at December 31, 2014	195,686	$26.94

Schedule of warrants outstanding

	Issue Date	Expiry Date	Number of Warrants	Exercise Price per Share
2013 Services Warrants—July	Jul-13	Jul-18	9,494	$37.50
2013 Services Warrants—August	Aug-13	Aug-18	729	37.50
2013 Services Warrants—November	Nov-13	Nov-18	2,400	50.00
2014 Services Warrants—April(1)	Apr-14	Apr-19	13,657	39.00
2014 Services Warrants—September(2)	Aug-14	Aug-19	16,000	25.00
2014 PIPE Warrants—September(3)	Sept-14	Sept-18	26,500	25.00
2014 Services Warrants—November(4)	Nov-14	Nov-18	6,500	25.00
2014 Settlement Warrants—December(5)	Dec-14	Dec-19	38,464	25.00
2015 Senior Notes Warrants(6)	Apr/May-15	Apr/May-20	219,785	12.50
2015 Services Warrants – May	May-15	May-15	5,514	12.50
Balance outstanding at June 30, 2015			339,043	$17.81
Warrants exercisable at June 30, 2015			339,043	$17.81

(1)	The 2014 Services Warrants—April were issued for fees incurred in conjunction with the issuance of convertible notes in 2014. The warrants were valued on the issuance date at $11.50 per share in conjunction with the valuation approach used for the initial valuation of the warrants issued in connection with the convertible notes issued in 2014.
(2)	The 2014 Services Warrants—September were issued to a consultant in exchange for advisory services with no readily available fair value. The warrants were originally issued at $39.00 per share and had a one-time price reset provision to the exercise price of the warrants issued to investors in the convertible notes offering in April 2014 if the exercise price of such convertible notes warrants changed prior to the September 30, 2014. On September 22, 2014, the exercise price was changed to $25.00 per share. There are no further exercise price changes for this warrant series. The warrants were valued using the Black-Scholes option pricing model at $131,000 on the issuance date with an additional $6,000 recorded to expense on September 22, 2014 to reflect the change in fair value resulting from the exercise price change.
(3)	On September 22, 2014 the Company issued 26,500 warrants with an exercise price of $25.00 per share in conjunction with placement agent services for the Company’s September 2014 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $296,000 on the issuance date.
(4)	On November 26, 2014, the Company issued 6,500 warrants with an exercise price of $25.00 per share for compensation for investor relations services provided. The warrants were valued using the Black-Scholes option pricing model at $43,000 on the issuance date.
(5)	On December 1, 2014, the Company issued 19,232 warrants with an exercise price of $39.00 per share and on December 15, 2014 issued 19,232 warrants with an exercise price of $25.00 per share to settle potential legal disputes resulting from claims made by the investors in the November 2013 private equity placement. The warrants issued on December 1, 2014 were issued concurrent with the issuance of 8,462 shares of the Company’s common stock in partial settlement of the potential legal disputes arising from claims by two investors. The Company settled all remaining potential legal disputes with all of the remaining investors in the November 2013 private placement on December 15, 2014 by issuing the second tranche of warrants and setting the exercise price of each warrant series issued at $25.00 with no further reset provisions. The combined issuance of the warrants and expense resulting from any price changes were valued using the Black-Scholes option pricing model at $246,000 and expensed to general and administrative expense.
(6)	On April 23, 2015 the Company issued warrants exercisable for up to 136,267 shares of our common stock and on May 7, 2015 the Company issued warrants exercisable for 83,518 shares of our common stock, each with an exercise price of $12.50 per share in conjunction with the Senior Notes described in Note 8. The warrants were valued using the Black-Scholes option pricing model at $2,139,000 on the issuance date.
(7)	On May 7, 2015 the Company issued warrants exercisable for 5,514 shares of our common stock with an exercise price of $12.50 per share in conjunction with placement agent services for the Company’s May 2015 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $56,000 on the issuance date.

	Issue Date	Expiry Date	Number of Warrants	Exercise Price per Share
2013 Services Warrants—July	Jul-13	Jul-18	9,494	$37.50
2013 Services Warrants—August	Aug-13	Aug-18	729	37.50
2013 Services Warrants—November	Nov-13	Nov-18	2,400	50.00
2014 Services Warrants—April(1)	Apr-14	Apr-19	13,657	39.00
2014 Convertible Notes Warrants(2)	Apr-14	Apr-19	81,942	25.00
2014 Services Warrants—September(3)	Aug-14	Aug-19	16,000	25.00
2014 PIPE Warrants—September(4)	Sept-14	Sept-18	26,500	25.00
2014 Services Warrants—November(5)	Nov-14	Nov-18	6,500	25.00
2014 Settlement Warrants—December(6)	Dec-14	Dec-19	38,464	25.00
Balance outstanding at December 31, 2014			195,686	$26.94
Warrants exercisable at December 31, 2014			195,686	$26.94

(1)	The 2014 Services Warrants—April were issued for fees incurred in conjunction with the 2014 Convertible Notes. The warrants were valued on the issuance date at $11.50 per warrant in conjunction with the valuation approach used for the 2014 Convertible Notes Warrants initial valuation.

(2)	The 2014 Convertible Notes Warrants (“Convertible Notes Warrants”) were issued in conjunction with the April 2014 Convertible Notes described in Note 8 above. The Convertible Notes Warrants were originally issued with an exercise price of $39.00 per share and have anti-dilution price protection whereby if the Company issues any common stock, or securities convertible or exercisable into common stock at a price per share less than the exercise price of the Convertible Notes Warrants, the Company is obligated to reduce the exercise price of the Convertible Notes Warrants to an exercise price at, or below the new issuance price. On September 22, 2014, the Company issued 533,334 shares of common stock at a price per share of $7.50 as described in Note 11 above. In conjunction with this issuance, the Company received a waiver from the warrant holders which waived the reset of their exercise price which would have been to $7.50 per share. The terms of the waiver required the Company to reduce the warrant exercise price to $25.00 per share, from $39.00 per share and also required the Company to make a further adjustment to the exercise price on March 22, 2015. On that date, the Company is obligated to reset the warrant exercise price to the lower of the current exercise price of $25.00 per warrant, or to an exercise price equivalent to 70% of the weighted average price of the Company’s common stock for the preceding 10 trading days prior to March 24, 2015. The Company currently accounts for the Convertible Notes Warrants as derivative liabilities. On March 24, 2015 the Company adjusted the exercise price of the Convertible Notes Warrants to $5.50 per share. Issuances of future securities below $5.50 per share would require an additional reduction in the Convertible Notes Warrants exercise price.

(3)	The 2014 Services Warrants—September were issued to a consultant in exchange for advisory services with no readily available fair value. The warrants were originally issued at $39.00 per warrant and had a one-time price reset provision to the exercise price of the Convertible Notes Warrants if the exercise price of the Convertible Notes Warrants changed prior the September 30, 2014. On September 22, 2014, the exercise price was changed to $25.00 per warrant. There are no further exercise price changes for this warrant series. The warrants were valued using the Black-Scholes option pricing model at $131,000 on the issuance date with an additional $6,000 recorded to expense on September 22, 2014 to reflect the change in fair value resulting from the exercise price change.

(4)	On September 22, 2014 the Company issued 26,500 warrants with a strike price of $25.00 per warrant in conjunction with placement agent services for the Company’s September 2014 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $296,000 on the issuance date.

(5)	On November 26, 2014, the Company issued 6,500 warrants with a strike price of $25.00 per warrant for compensation for investor relations services provided. The warrants were valued using the Black-Scholes option pricing model at $43,000 on the issuance date.

(6)	On December 1, 2014, the Company issued 19,232 warrants with a strike price of $39.00 per warrant and on December 15, 2014 issued 19,232 warrants with a strike price of $25.00 per warrant to settle legal disputes resulting from claims made by the investors in the November 2013 private equity placement. The warrants issued on December 1, 2014 were issued concurrent with 8,462 shares of the Company’s common stock in partial settlement of the claim from two investors. The Company settled all remaining claims with all remaining investors in the November 2013 private placement on December 15, 2014 by issuing the second tranche of warrants and setting the price of each warrant series issued at $25.00 with no further reset provisions. The combined issuance of the warrants and expense resulting from any price changes were valued using the Black-Scholes option pricing model at $246,000 and expensed to general and administrative expense.